FAIR VALUE DISCLOSURES Fair Value Disclosures (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 23, 2016 USD ($) Restaurants	Jun. 29, 2016 USD ($) Restaurants Asset	Jun. 24, 2015 USD ($) Restaurants Asset	Jun. 25, 2014 USD ($)
Schedule of Impairments [Line Items]
Carrying Value Of Impaired Long Lived Assets	$ 3,400,000	$ 7,000,000	$ 2,300,000
Number Of Underperforming Restaurants | Restaurants	2	5	4
Fair Value Of Impaired Long Lived Assets	$ 0	$ 208,000	$ 0
Impairment of Long-Lived Assets Held-for-use	$ 3,400,000	6,800,000	2,300,000
Fair Value of Finite-Lived Franchise Rights		0	0
Impairment of intangible assets		392,000	645,000	$ 0
Impairment of real estate		200,000
Carrying value of undeveloped land		1,000,000
Fair value of undeveloped land		800,000
Impairment of capital lease asset		200,000
Carrying value of impaired capital lease asset		300,000
Fair value of capital lease asset		100,000
Cost Method Investments, Fair Value Disclosure		0
Franchise Rights [Member]
Schedule of Impairments [Line Items]
Fair Value of Finite-Lived Franchise Rights		$ 0	$ 0
Number of Impaired Finite-lived Assets | Asset		3	1
Impairment of intangible assets		$ 200,000	$ 400,000
Liquor Licenses [Member]
Schedule of Impairments [Line Items]
Carrying Value Of Impaired Long Lived Assets		1,100,000	800,000
Fair Value Of Impaired Long Lived Assets		$ 857,000	$ 550,000
Number of Impaired Indefinite-Lived Assets | Asset		4	4
Fair Value of Indefinite Lived Asset		$ 900,000	$ 600,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 200,000	$ 200,000